ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES: MFTFX CLASS C SHARES: MFTTX 1-877-277-6933 (1-877-ARROW-FD) www.ArrowFunds.com

Summary Prospectus	December 1, 2017

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated December 1, 2017, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.arrowfunds.com/prospectus. You can also obtain these documents at no cost by calling 1-877-277-6933 or by sending an email request to Info@arrowfunds.com.

Investment Objective: The Fund seeks long-term capital appreciation and to achieve absolute returns.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in Information About Shares on page 38 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	1.00%	None
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses(1)	0.27%	0.27%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.39%	2.14%
(1)	“Other Expenses” include the expenses of the Fund’s consolidated wholly-owned subsidiary. “Other Expenses” does not include the fees paid to the counterparties to the Fund’s Swap (defined below), or the management fees, performance fees, and expenses of the trading vehicles or commodity pools (“Underlying Assets”) that serve as the reference asset of the Swap. These fees and expenses, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the Swap counterparties charge between 0.30% and 0.45% of the notional value of the Swap, and the performance fees of the Underlying Asset, which are paid to the commodity trading adviser (“CTA”), range up to 25% of the net new trading profits.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$708	$990	$1,292	$2,148
Class C	$217	$670	$1,149	$2,472

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Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 801% of the average value of its portfolio.

Principal Investment Strategies: The Fund pursues its investment objective by implementing a fixed income strategy and a managed futures strategy.

The managed futures strategy generates capital appreciation by investing in limited partnerships, corporations operating as investment funds, and limited liability companies that employ the managed futures program of DUNN Capital Management, LLC (“Dunn”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission (collectively, “Underlying Funds”) and in derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to DUNN’s World Monetary and Agriculture Program (the “WMA Program”).

Dunn was founded in 1974 and started to implement the WMA program in 1984. The WMA Program uses quantitative modeling to develop and maintain systematic trading strategies driven by data across financial (such as foreign and domestic equity and debt futures and foreign currency futures) and commodity markets. The WMA Program was designed to analyze market data to identify trends and relationships occurring within and across markets and asset classes. The WMA Program is constructed to identify price trends (both up and down) in physical commodities and financial futures markets. The WMA Program allocates assets across a blend of financial and commodity futures (including, interest rates, equity indices, and currencies, and physical commodities, such as, energy, metals and agriculture). The financial futures and physical commodity components are positioned either long, flat or short based on the systematic trading strategy. A future is a financial contract obligating the buyer to purchase an asset (or the seller to sell an asset), such as a physical commodity or a financial instrument, at a predetermined future date and price.

The WMA Program consists of trend following and other quantitative strategies that aim for low correlation to traditional asset classes such as equities and fixed income and are diversified by investment style, information source, investment holding period and instrument.

The Fund executes its managed futures strategy primarily by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Arrow MFT Subsidiary”). The Arrow MFT Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions. The Arrow MFT Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

To the extent the Advisor is utilizing derivatives to gain exposure to the WMA Program, it is anticipated that the Fund will use a swap (the “Swap”), which is a type of derivative instrument based on an underlying asset (“Underlying Asset”), designed to replicate the aggregate returns of the WMA Program.

The Swap is based on a notional amount agreed upon by the Advisor and the counterparty. The Advisor may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The Underlying Asset is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.

Prospective investors should note that Dunn is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Arrow MFT Subsidiary and does not make recommendations or representations with respect to the Fund or the Arrow MFT Subsidiary. Other than reviewing the description of the WMA Program, Dunn has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Dunn, will not have voting rights or a direct interest in any Dunn fund, and will have no standing or recourse against Dunn with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the WMA Program through one or more trading companies that employ the WMA Program and/or derivative instruments such as swap agreements that provide exposure to the WMA Program, neither the Fund nor the Arrow MFT Subsidiary will have a direct interest in any Dunn fund.

The Fund executes its fixed income strategy primarily by investing directly or indirectly through other funds (including affiliated funds) in U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. The Fund’s fixed income strategy is primarily used to collateralize its derivative positions.

The Fund’s strategy aims to achieve capital appreciation and absolute returns over the long-term. The Fund’s Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

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Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through investments in other funds, structured notes and the Arrow MFT Subsidiary.

•	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which a Fund may invest are not money market funds and are more risky than a money market fund.
•	Commodity Risk: Investing in the commodities markets will subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
•	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security.
•	Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.
•	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Securities Risk: The Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
•	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
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•	Management Risk: The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
•	Market Risk: Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Other Investment Company Risk: Other investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Other investment companies are subject to specific risks, depending on the nature of the fund.
•	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which will reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
•	Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
•	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
•	Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.
•	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.
•	Taxation Risk: By investing in commodities indirectly through the Arrow MFT Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Arrow MFT Subsidiary is a controlled foreign corporation, any income received from the Arrow MFT Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
•	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
•	Wholly-Owned Subsidiary Risk: The Arrow MFT Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Arrow MFT Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Arrow MFT Subsidiary.

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Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index and a secondary index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. On October 1, 2015, the Fund changed its strategy from being an index fund to being an actively managed fund. Although Class C shares (formerly known as Advisor Class shares) would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares would be different from Class A shares because Class C shares have different expenses than Class A shares. Updated performance information and daily NAV per share information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Class A Annual Total Return

(Year ended December 31):

Returns do not reflect sales charges and would be lower if they did.

Best Quarter	12/31/2014	9.43%
Worst Quarter	12/31/2016	(13.86)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2017, was 3.75%

Average Annual Total Returns

(as of December 31, 2016)

	Inception Date	One Year	Five Years	Since Inception
Class A Return Before Taxes	04/30/10	(11.81)%	(4.20)%	(3.37)%
Return after Taxes on Distributions		(15.04)%	(5.01)%	(4.09)%
Return after Taxes on Distributions and Sale of Fund Shares		(6.66)%	(3.47)%	(2.78)%
Class C Return Before Taxes	04/30/10	(6.97)%	(3.75)%	(3.20)%
AI Managed Futures Volatility Index (reflects no deduction for fees, expenses or taxes)		4.84%	7.12%	7.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		11.96%	14.66%	12.35%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	2.23%	3.37%
Barclay BTOP50 Index (reflects no deduction for fees, expenses or taxes)		4.44%	1.01%	1.81%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

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Investment Advisor: Arrow Investment Advisors, LLC

Portfolio Managers:

William E. Flaig, Jr. Chief Investment Officer Since Inception April 2010	Joseph Barrato Portfolio Manager Since July 2014	Jonathan S. Guyer Portfolio Manager Since July 2014

Purchase and Sale of Fund Shares: The minimum initial investment in Class A and Class C shares of the Fund is $5,000 ($2,000 for retirement accounts) and the minimum subsequent investment is $250. The minimum subsequent investment in Class A and Class C shares may be waived upon request. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, online at www.arrowfunds.com, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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